ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,527,641	$ 1,648,000	$ 0
Less: allowance for doubtful accounts			0
Accounts Receivable, Net, Current	$ 1,527,641	$ 1,648,000	$ 0